Stockholders' Deficiency (Details Narrative) (10-K) - USD ($)																1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 09, 2019	Oct. 31, 2019	Oct. 22, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Dec. 28, 2018	Dec. 09, 2018	Nov. 21, 2018	Sep. 12, 2018	Jan. 17, 2017	Jun. 30, 2015	Mar. 18, 2014	Aug. 10, 2012	Jan. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Aug. 19, 2019	May 17, 2019	Apr. 05, 2018
Preferred stock, shares authorized	5,000,000																	5,000,000				5,000,000		5,000,000
Preferred stock, par value	$ 0.001																	$ 0.001				$ 0.001		$ 0.001
Preferred stock voting																								Cumulative Convertible Preferred Stock (non-voting, "9% Preferred Stock")
Preferred stock, shares undesignated	3,505,800																	3,505,800				3,505,800		3,505,800
Common stock, shares outstanding	4,175,072														443,205		3,872,076	222,307,381				222,307,381		4,175,072	3,872,076
Offering of common stock										$ 198,550								$ 330,808	$ 940,118
Proceeds from issuance of common stock																									$ 195,750
Gain (loss) on extinguishment of debt																						$ (323,996)			$ (166,382)
Fair market value per share	$ 0.10														$ 18.2000		$ 0.65	$ 0.0064		$ 0.70		$ 0.0064	$ 0.70	$ 0.10	$ 0.65			$ 1.12
Number of stock or stock options granted																						122,690,982			348,827
Sold units for aggregate cash consideration															179,747
Deferred compensation expense
Unvested stock options
Fair value of common stock															$ 3,271,402
Percentage of common stock issued															41.00%
Common stock, shares authorized	1,000,000,000																65,000,000	1,000,000,000				1,000,000,000		1,000,000,000	65,000,000
Common stock, shares issued	4,175,072																3,872,076	222,307,381				222,307,381		4,175,072	3,872,076
General and Administrative Expense [Member]
Stock-based compensation costs																								$ 0	$ 14,248
Research and Development Expenses [Member]
Stock-based compensation costs																								$ 0	15,000
2014 Equity Plan [Member]
Number of stock or stock options granted														325,025
2015 Stock and Stock Option Plan [Member] | Board of Directors [Member]
Option issued to purchase number of common stock													461,538
Stock option period													P10Y
2015 Stock and Stock Option Plan [Member] | Board of Directors [Member]
Number of stock or stock options granted								8,985,260	6,985,260
Amendment increases share issuable under plan												1,500,000
Number of shares available for future issuances																		8,985,260				8,985,260
2015 Stock and Stock Option Plan [Member] | Board of Directors [Member]
Gain (loss) on extinguishment of debt																									$ 353,623
Option issued to purchase number of common stock																									348,827
Due to related party																	$ 11,154								$ 11,154
Number of shares available for future issuances	3,438,022																							3,438,022
2014 Plan and 2015 Plan [Member] | Board of Directors [Member]
Common stock reserved for future issuances	4,490,578																							4,490,578
2018 Unit Offering [Member]
Offering of common stock											$ 1,500,000
Initial closing amount											250,750
Proceeds from issuance of common stock											$ 200,750
Converted into common stock, shares											50,000
Warrant exercisable											47,620
Warrants to purchase shares of common stock											238,814						47,620								47,620
Purchase price, percentage											150.00%
Warrants exercisable date											Apr. 30, 2023						Dec. 30, 2023
Gain (loss) on extinguishment of debt											$ 49,975
Warrant exercise price											$ 1.05						$ 1.50								$ 1.50
Percentage of investor beneficially outstanding shares of common stock											4.99%
Redemption of warrants price per share											$ 0.001
Warrant description											The warrants are also subject to redemption by the Company at $0.001 per share upon ten (10) days written notice if the Company's common stock closes at $3.00 or more for any five (5) consecutive trading days. In total, 238,814 shares of the Company's common stock and 238,814 common stock purchase warrants were purchased.
Conversions of Convertible Debt [Member]
Common stock reserved for future issuances	3,438,021																							3,438,021
Conversions of Convertible Debt [Member] | 2015 Stock and Stock Option Plan [Member] | Board of Directors [Member]
Common stock reserved for future issuances	7,035,706																							7,035,706
October 2019 Convertible Note [Member]
Preferred stock shares issuable upon conversion, per share				$ 0.31
Debt instrument, conversion price per share				$ 0.50
Converted into common stock, shares				100
Warrants to purchase shares of common stock			175,000
Warrants exercisable date			Oct. 22, 2024
Warrant exercise price			$ 0.50	$ 0.50
August 2019 Convertible Note [Member]
Preferred stock shares issuable upon conversion, per share																										$ 0.65
Debt instrument, conversion price per share																										0.50
Warrants to purchase shares of common stock					150,000
Warrants exercisable date					Aug. 19, 2024
Warrant exercise price					$ 0.50																					$ 0.50
May 2019 Convertible Note [Member]
Preferred stock shares issuable upon conversion, per share																											$ 0.84
Debt instrument, conversion price per share																											0.25
Converted into common stock, shares		130,000
Warrants to purchase shares of common stock						42,372
Warrants exercisable date						May 17, 2022
Warrant exercise price						$ 1.18																					$ 1.18
2019 Convertible Notes [Member]
Warrants to purchase shares of common stock							110,000									110,000					110,000
Warrants exercisable date							Dec. 30, 2023									Dec. 30, 2023					Dec. 30, 2023
Warrant exercise price	$ 1.50						$ 1.50									$ 1.50					$ 1.50			$ 1.50
10% Convertible Notes Payable [Member]
Warrants to purchase shares of common stock																	80,000								80,000
Warrants exercisable date																	Dec. 30, 2023
Warrant exercise price																	$ 1.50								$ 1.50
Series B Convertible Preferred Stock [Member]
Preferred stock, shares authorized	37,500																37,500	37,500				37,500		37,500	37,500
Preferred stock, par value	$ 0.001																$ 0.001	$ 0.001				$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares outstanding	37,500																37,500	37,500				37,500		37,500	37,500
Preferred stock shares issuable upon conversion, per share	$ 0.00030																$ 0.00030	$ 0.00030				$ 0.00030		$ 0.00030	$ 0.00030
Debt instrument, conversion price per share	$ 2,208.375																$ 2,208.375	$ 2,208.375				$ 2,208.375		$ 2,208.375	$ 2,208.375
Preferred stock shares issuable upon conversion	11																11	11				11		11	11
Preferred stock redemption amount	$ 25,001																$ 25,001							$ 25,001	$ 25,001
Redeemed preferred stock price per share	$ 0.6667																$ 0.6667							$ 0.6667	$ 0.6667
Common stock reserved for future issuances																		11				11
Series B Convertible Preferred Stock [Member] | 2015 Stock and Stock Option Plan [Member] | Board of Directors [Member]
Common stock shares issuable upon conversion	11
Series A Junior Participating Preferred Stock [Member]
Preferred stock, shares authorized	205,000																205,000	205,000				205,000		205,000	205,000
Preferred stock, shares outstanding
Series G 1.5% Convertible Preferred Stock [Member]
Preferred stock, shares authorized	1,700																1,700	1,700				1,700		1,700	1,700
Preferred stock, shares outstanding
9% Cumulative Convertible Preferred Stock [Member]
Preferred stock, shares authorized	1,250,000																1,250,000	1,250,000				1,250,000		1,250,000	1,250,000
Common Stock [Member]
Common stock reserved for future issuances	42,831,291																							42,831,291
Offering of common stock																		$ 188,613	$ 29,519
Common Stock [Member] | 2015 Stock and Stock Option Plan [Member] | Board of Directors [Member]
Common stock reserved for future issuances	39,375,462																							39,375,462
Common Stock Warrants [Member]
Warrants to purchase shares of common stock	69,558																							69,558
Exercise of Common Stock [Member] | 2015 Stock and Stock Option Plan [Member] | Board of Directors [Member]
Common stock reserved for future issuances	6,478,652																							6,478,652
Conversions Exercises and Contingent Share [Member] | 2015 Stock and Stock Option Plan [Member] | Board of Directors [Member]
Common stock reserved for future issuances	42,813,484																							42,813,484